Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	$ 135	$ 109		$ 139
Other Liabilities, Current	(124)	(129)		(132)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(304)	(309)		(223)
Accumulated Other Comprehensive Income (Loss), Net of Tax	90	77	(46)	(17)
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		0
Other Liabilities, Current		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(84)		(86)
Accumulated Other Comprehensive Income (Loss), Net of Tax		164		157
Defined Benefit Plan, Amounts Recognized in Balance Sheet		80		71
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		167		157
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		2		0
Deferred income taxes		(5)		0
Net Amounts Recognized in Accumulated Other Comprehensive Income		164		157
Defined Benefit Plan, Accumulated Benefit Obligation		309		286
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		307		284
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans		309		284
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans		309		284
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans		225		200
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations		309		286
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations		225		200
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		35
Other Liabilities, Current		(3)		(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(203)		(118)
Accumulated Other Comprehensive Income (Loss), Net of Tax		103		8
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(103)		(79)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		119		1
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		4		5
Deferred income taxes		(20)		2
Net Amounts Recognized in Accumulated Other Comprehensive Income		103		8
Defined Benefit Plan, Accumulated Benefit Obligation		459		300
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		304		190
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans		485		128
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans		459		122
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans		278		8
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations		485		135
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations		278		14
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		0
Other Liabilities, Current		(1)		(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(14)		(13)
Accumulated Other Comprehensive Income (Loss), Net of Tax		(9)		(13)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(24)		(27)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		(4)		(4)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		(2)		(9)
Deferred income taxes		(3)		0
Net Amounts Recognized in Accumulated Other Comprehensive Income		(9)		(13)
Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		0
Other Liabilities, Current		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(8)		(6)
Accumulated Other Comprehensive Income (Loss), Net of Tax		1		(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(7)		(7)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		1		(1)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		0		0
Deferred income taxes		0		0
Net Amounts Recognized in Accumulated Other Comprehensive Income		$ 1		$ (1)